capital structure financial policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Components of debt and coverage ratios
Net debt	$ 26,494	$ 24,152
EBITDA - excluding restructuring and other costs	7,148	6,646
Net interest cost (Note 9)	$ 1,272	$ 847
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs	3.71	3.63
Coverage ratios
Earnings coverage ratio	1.9	3.6
EBITDA - excluding restructuring and other costs interest coverage ratio	5.6	7.8
Net debt and managed capitalization
Long-term debt	$ 27,349	$ 25,037
Debt issuance costs netted against long-term debt	118	118
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net	13	(80)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(226)	(53)
Cash and temporary investments, net	(864)	(974)	$ (723)
Short-term borrowings	104	104
Net debt	26,494	24,152
Common equity	16,112	16,569
Non-controlling interests	1,190	1,089
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests	46	(133)	$ (186)
Total managed capitalization	43,842	41,677
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	6,431	6,406
Restructuring and other costs	717	240
EBITDA - excluding restructuring and other costs	$ 7,148	$ 6,646
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs	3.71	3.63
Net debt to operating cash flow ratio maximum		4.25	4.25
Earnings Coverage Ratio	1.9	3.6
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.8)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes	(0.9)
EBITDA - excluding restructuring and other costs interest coverage ratio	5.6	7.8
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA	0.6
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs	(2.8)
Increase (decrease) in net interest costs	$ 425
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures	126.00%	142.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects	77.00%	95.00%
TELUS Corporation Common Share dividends declared	$ 2,111	$ 1,899
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(755)	(686)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$ 1,356	$ 1,213
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.20	2.20	2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		60.00%	60.00%
Target ratio from free cash flow		60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.70	2.70	2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		75.00%	75.00%
Target ratio from free cash flow		75.00%	75.00%